Taxation (Details) - EUR (€) € in Millions		3 Months Ended		9 Months Ended
	Apr. 01, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Tax expense		€ 12.8	€ 16.7	€ 33.3	€ 40.9
Applicable tax rate	2500.00%
Tax expense (income) relating to changes in accounting policies and errors included in profit or loss		€ 0.9	€ 3.9	€ 38.2	€ 9.0